Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 17, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2016